PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

	June 30,	December 31,
	2024	2023
	(in thousands)
Land	$25,191	$25,389
Buildings	63,278	63,200
Machinery and equipment	65,760	63,284
Assets in progress	6,753	10,354
Others	9,409	9,393
Total	170,391	171,620
Less accumulated depreciation	(56,363)	(54,700)
Total	$114,028	$116,920

Depreciation expense was $2,108 and $2,009 for the six months ended June 2024 and 2023, respectively.